CASH AND CASH EQUIVALENTS - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Certificado de depósito interbancário, rate	101.58%	101.13%